Acquisition of Business	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITION OF BUSINESS

NOTE 3: ACQUISITION OF BUSINESS

On June 1, 2019, the Company completed the acquisition of the operational assets of Imdecol Ltd, a global integrator and manufacturer of automatic and robotic systems that enhance the productivity of production lines. The Company has determined that the acquired of assets and operations, represent a business and thus, the transaction was accounted for as a business combination transactions under ASC 805, "Bussiness Combinations" in accordance with the acquisition method.

The purchase price of Imdecol's business was based on a multiple of four times the average annual operating profit of Imdecol's business for the years 2017, 2018, 2019 and for the 12 months ended June 30, 2020 ("Formula of Consideration").

The purchase price was comprised as follows:

a.	An advance of $276 was paid to Imdecol in cash upon signing the definitive agreement in March 2019;

b.	An additional approximately $1,619 was paid to Imdecol in cash at closing, on June 1, 2019.

c.	The final consideration will be paid by August 2020, according to the Formula of Consideration (the "Contingent Consideration"). Additional payment, if required, will be done in the following manner:

●	Up to $417 shall be paid to Imdecol, by way of issuance of BOS's ordinary shares. The value of the ordinary shares will be determined according to their market price prior to issuance and the shares will be subject to a lock-up period until June 2022.

●	The residual amount, if any, will be paid in cash.

The Imdecol' acquisition expenses amounted to approximately $138.

The purchase price allocation of the acquired business was as follows:

June 01,
2019
Cash paid	1,895
Contingent Consideration(1)	-
Total acquisition price	$1,895

Recognized amounts of identifiable assets acquired:
Intangible assets, net (2)	953
Property and equipment, net	91
Inventory	380
Loss Contracts (3)	(614)
Net assets acquired	810
Goodwill(4)	1,085

(1) Company's management expects that the acquired business performance by August 2020 will not meet the profitability goals for contingent payment. Accordingly, no Contingent Consideration was recorded.

(2) The fair value adjustment estimate of identifiable intangible assets were determined using the "income approach", which is valuation technique that estimates the fair value of an assets based on market participants' expectations of the cash flow an assets would generate over its remaining useful life.

(3) Loss contracts - management identified certain contracts of the acquired operations of Imdecol as loss contracts as it was determined that the unavoidable costs of meeting the obligations under such contracts (i.e. the expected manufacturing costs and service costs including labor expenses) exceed the expected future economic benefits to be received. Those loss contracts were recognized as a liability at fair value as of the acquisition date.

(4) As part of the purchase price allocation for the acquisition, the Company recorded goodwill for $1,085. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets net of the fair value of. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies (See also Note 8B).

The Company filed pro-forma information regarding the acquisition and the acquired business operations was determined to be included in the Intelligent Robotics and RFID segment.

The Consolidated result of the operations do not include any revenue or expense related to Imdecol, prior to June 1, 2019, the closing date of the acquisitions.

The following table provides pro forma information as if the business acquisition had occurred on January 1, 2018:

Year ended December 31
2018
Unaudited
Revenues	$38,029
Net Income	$987
Basic and diluted net Income per share	$0.26